Fair Value - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets and liabilities [Line Items]
Amount of assets and liabilities transferred to Level III	€ 588,000,000	€ 1,077,000,000
Transferred of financial instruments from Level III to other levels of the fair value hierarchy	454,000,000	3,266,000,000
Available-for-sale (AFS)	€ 88,170,000,000	€ 109,860,000,000
Weighted average own credit spread used in the valuations of embedded derivatives in insurance contracts	0.20%	0.40%
Discount rates converge linearly	P10Y
Ultimate forward rate	4.25%
Uniform last liquid point for all Aegon's major currencies (EUR, USD and GBP)	P30Y
Credit spread [member] | Weighted average [member] | Corporate bonds [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Interest rate	2.60%	3.10%
Tax credit investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Discount rate used in valuation of tax credit investments	5.80%	5.60%
Net asset value [member] | Recurring fair value measurement [member] | Federal Home Loan Bank shares [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Available-for-sale (AFS)	€ 204,000,000	€ 237,000,000
Loans [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets designated at fair value through profit or loss	€ 0